Other Accounts Receivable	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Accounts Receivable
10)	OTHER ACCOUNTS RECEIVABLE

As of December 31, 2018 and 2017, consolidated other accounts receivable consisted of:

		2018	2017
Non-trade accounts receivable[1]	Ps	2,712	1,918
Interest and notes receivable[2]		895	1,125
Current portion of valuation of derivative financial instruments		8	1,056
Loans to employees and others		243	233
Refundable taxes		2,291	638

	Ps	6,149	4,970

1	Non-trade accounts receivable are mainly attributable to the sale of assets.
2

In 2018 and 2017, includes CEMEX Colombia’s residual interest in a trust oriented to promote housing projects, which its only asset is land in the municipality of Zipaquira, Colombia and its only liability is a bank credit for Ps129 and Ps141, respectively, obtained to purchase the land, guaranteed by CEMEX Colombia. The estimated realizable value of the land as determined by external appraiser covers the amount of the loan. Related to this structure, on December 17, 2018, CEMEX Colombia and the other partner in the project accepted the binding offer of a local construction firm, pending of execution, whom, pursuant to the agreements, will join the trust as beneficiary and joint obligor of the debt and will acquire the project through the full repayment of the trust’s debt by means of a repayment of approximately 50% during 2019 and the remaining portion in November 2020. Once the respective agreements are formalized in 2019, the construction firm will sign promissory notes to CEMEX Colombia securing its obligations and additionally the firm and the other partner will pledge their beneficial interest in the trust in favor of CEMEX Colombia.